Subsidiary Guarantors (Condensed Consolidated Statement Operations And Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
CONTRACT REVENUES	$ 767,585	$ 856,878	$ 806,831
Costs of contract revenues	(681,197)	(760,955)	(714,335)
GROSS PROFIT	86,388	95,923	92,496
General and administrative expenses	65,533	71,069	67,911
Impairment of goodwill	0	2,750
(GAIN) LOSS ON SALE OF ASSETS—Net	6,175	(855)	732
Total operating income	14,680	22,959	23,853
Interest income (expense)—net	(22,907)	(24,365)	(19,967)
Equity in earnings (loss) of joint ventures	(2,365)	(6,051)	2,895
Gain on bargain purchase acquisition			2,197
Other income (expense)	(3,377)	(1,229)	210
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(13,969)	(8,686)	9,188
Income tax (provision) benefit	5,792	2,497	11,530
Income (loss) from continuing operations	(8,177)	(6,189)	20,718
Loss from discontinued operations, net of income taxes			(10,423)
NET INCOME (LOSS)	(8,177)	(6,189)	10,295
Comprehensive income (loss)	(7,339)	(7,438)	10,034
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
CONTRACT REVENUES	726,239	778,337	700,427
Costs of contract revenues	(622,158)	(670,973)	(612,178)
GROSS PROFIT	104,081	107,364	88,249
General and administrative expenses	51,678	58,682	52,529
(GAIN) LOSS ON SALE OF ASSETS—Net	3,040	(885)	513
Total operating income	49,363	49,567	35,207
Interest income (expense)—net	1,985	872	316
Equity in earnings (loss) of subsidiaries	(31,488)	34	4,443
Equity in earnings (loss) of joint ventures	(2,365)	(6,221)	(4,482)
Other income (expense)	(2,626)	(3,180)	185
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	14,869	41,072	35,669
Income tax (provision) benefit	1,080	1,641	(15,219)
Income (loss) from continuing operations			20,450
Loss from discontinued operations, net of income taxes			(10,423)
NET INCOME (LOSS)	15,949	42,713	10,027
Comprehensive income (loss)	16,279	42,713	9,828
Non Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
CONTRACT REVENUES	44,086	86,666	125,434
Costs of contract revenues	(61,779)	(98,107)	(121,187)
GROSS PROFIT	(17,693)	(11,441)	4,247
General and administrative expenses	13,904	12,387	15,382
Impairment of goodwill		2,750
(GAIN) LOSS ON SALE OF ASSETS—Net	3,135	30	219
Total operating income	(34,732)	(26,608)	(11,354)
Interest income (expense)—net	(1,497)	(1,398)	(516)
Equity in earnings (loss) of joint ventures		170	7,377
Gain on bargain purchase acquisition			2,197
Other income (expense)	(751)	1,951	25
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(36,980)	(25,885)	(2,271)
Income tax (provision) benefit	(144)	(512)	(3,363)
Income (loss) from continuing operations			(5,634)
Loss from discontinued operations, net of income taxes			(1,343)
NET INCOME (LOSS)	(37,124)	(26,397)	(6,977)
Comprehensive income (loss)	(36,616)	(27,646)	(7,039)
GLDD Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(49)
Total operating income	49
Interest income (expense)—net	(23,395)	(23,839)	(19,767)
Equity in earnings (loss) of subsidiaries	10,313	16,282	10,373
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(13,033)	(7,557)	(9,394)
Income tax (provision) benefit	4,856	1,368	30,112
Income (loss) from continuing operations			20,718
Loss from discontinued operations, net of income taxes			(10,423)
NET INCOME (LOSS)	(8,177)	(6,189)	10,295
Comprehensive income (loss)	(7,339)	(7,438)	10,034
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
CONTRACT REVENUES	(2,740)	(8,125)	(19,030)
Costs of contract revenues	2,740	8,125	19,030
Equity in earnings (loss) of subsidiaries	21,175	(16,316)	(14,816)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	21,175	(16,316)	(14,816)
Income (loss) from continuing operations			(14,816)
Loss from discontinued operations, net of income taxes			11,766
NET INCOME (LOSS)	21,175	(16,316)	(3,050)
Comprehensive income (loss)	$ 20,337	$ (15,067)	$ (2,789)